COVER PAGE	Sep. 13, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 13, 2023
Entity Registrant Name	LOGITECH INTERNATIONAL S.A.
Entity Incorporation, State or Country Code	V8
Entity File Number	0-29174
Entity Address, Address Line One	1015 Lausanne, Switzerland
Entity Address, Address Line Two	c/o Logitech Inc.
Entity Address, Address Line Three	3930 North First Street
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(510)
Local Phone Number	795-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Registered Shares
Trading Symbol	LOGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001032975
Amendment Flag	false